Trade Receivables	12 Months Ended
Jun. 30, 2018
Trade and other receivables [abstract]
Trade Receivables
Trade Receivables
The Group’s trade receivables consisted of the following:

	As of June 30,
	2018	2017
	(U.S. $ in thousands)
Trade receivables	$46,770	$26,923
Provision for impairment of receivables	(629)	(116)
	$46,141	$26,807

As of June 30, 2018 two customers accounted for more than 10% of the total trade receivables balance. These customers, both channel partners, represent 15% and 10% of the total trade receivables balance. As of June 30, 2017, one customer, a channel partner, represented 11% of total trade receivables balance.
Impaired trade receivables
As of June 30, 2018 and 2017, the Group had a provision for impaired receivables of $629,000 and $116,000, respectively.
The movements in the provision for impairment of receivables were as follows:

(U.S. $ in thousands)
As of July 1, 2016	$—
Charge for the period	116
As of June 30, 2017	116
Charge for the period	513
As of June 30, 2018	$629

Past due but not impaired
As of June 30, 2018 and 2017, trade receivables that were past due but not impaired totaled $5.0 million and $5.9 million, respectively. These relate to a number of channel partners and customers for whom there is no recent history of default. The aging analysis of these trade receivables is as follows:

	As of June 30,
	2018	2017
	(U.S. $ in thousands)
Up to three months	$4,923	$5,658
Greater than three months	74	276
	$4,997	$5,934

Fair value and credit risk
Due to the short-term nature of these receivables, their carrying amount is assumed to approximate their fair value.
The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of receivables mentioned above. The fair value of securities held for certain trade receivables is insignificant, as is the fair value of any collateral sold or repledged. Refer to Note 5, “Financial Risk Management,” for more information on the risk management policy of the Group and the credit quality of the Group's trade receivables.